Share Capital/Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Share Capital

Share capital

The share capital as of December 31, 2023 and 2024 represented the issued ordinary share capital of the Company.

		Number of	Par value
	Notes	shares	per share	Amount
Authorized:
As of January 1, 2022 and December 31, 2022		4,443,435		$44
Issued and fully paid:
As of January 1, 2022		3,932,521		40
Exercise of share options vested	(ii)	85,521	0.01	1
As of December 31, 2022		4,018,042		41

The share capital as of January 1, 2022, December 31, 2022, 2023 and 2024 have been presented to give effect to the Business Combination of March 29, 2023 and the recapitalization at the exchange ratio of 0.071679, except for the authorized shares, and these are as follows:

		Number of	Par value
	Notes	shares	per share	Amount
Authorized:
As of December 31, 2024		130,000,000		$1,300
Issued and fully paid:
As of January 1, 2022		281,972
Exercise of share options	(i)	6,130	0.01	—
As of December 31, 2022		288,102		3
Exercise of share options vested	(ii)	624	0.01	—
Business combination, net of redemptions		33,127	0.01	—
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		544,210	0.01	6
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		2,300	0.01	—
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares		26,688	0.01	—
As of December 31, 2023		895,051		9
Exercise of share options vested	(iii)	468	0.01	—
Shares issued to PIPE Investors, net of transaction costs		191,667	0.01	2
Shares issued to employees for compensation		14,913	0.01	—
Shares issued to board members for board fees		693	0.01	—
As of December 31, 2024		1,102,792		11

All the ordinary shares and restricted shares issued during the years ended December 31, 2021, 2022 and 2023 rank pari passu with the existing shares in all respects.

Notes:

(i)
During the year ended December 31, 2022, share option holders exercised their rights to subscribe for 85,521 ordinary shares made up as follows: 4,990, 70,885, 1,011 and 8,635 ordinary shares in the Company at an exercise price of $1.00, $2.00, $21.00 and $26.00 per share, respectively. To present this to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been 6,130 ordinary shares made up as follows: 358, 5,081, 72 and 619 ordinary shares in the Company at an exercise price of $14.00, $28.00, $293.00 and $363.00 per share, respectively.
(ii)
During the year ended December 31, 2023, share option holders exercised their rights to subscribe for 624 ordinary shares made up as follows: 389, 162, 41 and 32 ordinary shares in the Company at an exercise price of $28.00, $293.00, $363.00 and $432.00 per share, respectively.
(iii)
During the year ended December 31, 2024, share option holders did not exercise their rights to subscribe for ordinary shares.

Summary of Treasury Shares

Treasury shares

	Number of	Subscription
	treasury	price per
	shares	share	Amount
As of January 1, 2022	140,867		$1,647
Restricted shares vested	(11,647)	$1.00	(21)
Early exercised share options vested	(59,918)	26.00	(1,558)
As of December 31, 2022	69,302		68
Early exercised share options vested	(69,302)	26.00	(68)
As of December 31, 2023	—		—
Early exercised share options vested	—		—
As of December 31, 2024	—		—

To present these treasury shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	Number of	Subscription
	treasury	price per
	shares	share	Amount
As of January 1, 2022	10,097		1,647
Restricted shares vested	(835)	$14.00	(21)
Early exercised share options vested	(4,295)	363.00	(1,558)
As of December 31, 2022	4,967		68
Early exercised share options vested	(4,967)	363.00	(68)
As of December 31, 2023	—		—
Early exercised share options vested	—		—
As of December 31, 2024	—		—